Credit risk - Schedule of Derivative Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	£ 24,017	£ 22,253
Hedging	48	103
Total derivative financial instruments	24,065	22,356
Investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	22,684	21,297
Hedging	39	99
Total derivative financial instruments	22,723	21,396
Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	1,333	956
Hedging	9	4
Total derivative financial instruments	£ 1,342	£ 960